Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Total	Share capital	Contributed surplus	Accumulated unrealized loss on employee benefit plans	Accumulated cash flow hedge gain (loss)	Accumulated foreign currency translation differences & net investment hedge	Accumulated unrealized loss on investment in equity securities	Retained Earnings
Balance at Dec. 31, 2019	[1]	$ 1,157,727	$ 678,915	$ 19,549	$ (369)	$ 487	$ (173,516)		$ 632,661
Net income for the year		275,675							275,675
Other comprehensive income (loss) for the year, net of tax		17,052			(10)	(487)	19,172		(1,623)
Total comprehensive income (loss) for the year		292,727			(10)	$ (487)	19,172		274,052
Share-based payment transactions		7,046		7,046
Stock options exercised		21,361	25,915	(4,554)
Issuance of shares, net of expenses		425,350	425,350
Dividends to owners of the Company		(72,735)							(72,735)
Repurchase of own shares		(38,021)	(12,025)						(25,996)
Net settlement of restricted share units		(4,843)	1,894	(2,258)					(4,479)
Total transactions with owners, recorded directly in equity		338,158	441,134	234					(103,210)
Balance at Dec. 31, 2020	[1]	1,788,612	1,120,049	19,783	(379)		(154,344)		803,503
Net income for the year		664,361							664,361
Other comprehensive income (loss) for the year, net of tax		17,524			87		(2,582)	$ 24,147	(4,128)
Realized loss on equity securities, net of tax								(11,594)	11,594
Total comprehensive income (loss) for the year		681,885			87		(2,582)	12,553	671,827
Share-based payment transactions		27,577		27,577
Stock options exercised		23,058	26,324	(3,266)
Dividends to owners of the Company		(89,121)							(89,121)
Repurchase of own shares		(198,153)	(23,449)						(174,704)
Net settlement of restricted share units		(13,547)	10,257	(4,944)					(18,860)
Total transactions with owners, recorded directly in equity		(250,186)	13,132	19,367					(282,685)
Balance at Dec. 31, 2021		$ 2,220,311	$ 1,133,181	$ 39,150	$ (292)		$ (156,926)	$ 12,553	$ 1,192,645

[1]	Recasted for change in accounting policy (see note 10)